Schedule of Intangibles (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [Line Items]
Balance	$ 31,746
Loan commitment fees related to Senior Credit Facility	2,109	$ 2,272
Software	25,557	29,474
Balance	27,666	31,746
Gross [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	53,416	51,912
Additions	747	1,510
Effect of foreign currency exchange differences	26	(6)
Balance	54,189	53,416
Gross [Member] | Loan Commitment Fees [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	15,478	14,776
Additions	690	702
Balance	16,168	15,478
Gross [Member] | Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	37,938	37,136
Additions	57	808
Effect of foreign currency exchange differences	26	(6)
Balance	38,021	37,938
Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	(21,670)	(16,511)
Amortization expense	4,824	5,159
Effect of foreign currency exchange differences	29
Balance	(26,523)	(21,670)
Accumulated Amortization [member] | Loan Commitment Fees [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	(13,206)	(12,469)
Amortization expense	853	737
Balance	(14,059)	(13,206)
Accumulated Amortization [member] | Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	(8,464)	(4,042)
Amortization expense	3,971	4,422
Effect of foreign currency exchange differences	29
Balance	$ (12,464)	$ (8,464)